UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2368

Name of Registrant:	Vanguard Fixed Income Securities Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2005

Item 1:	Schedule of Investments

Vanguard Short-Term Treasury Fund
Schedule of Investments
April 30, 2005
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (93.6%)

U.S. Government Securities (79.4%)
U.S. Treasury Note	6.500%	5/15/2005	$200,000	$200,282
U.S. Treasury Note	1.625%	10/31/2005	540,000	536,036
U.S. Treasury Note	5.875%	11/15/2005 (2)	51,000	51,709
U.S. Treasury Note	1.875%	11/30/2005	50,000	49,625
U.S. Treasury Note	1.875%	1/31/2006	200,000	197,938
U.S. Treasury Note	3.375%	10/15/2009	100,000	98,031
U.S. Treasury Note	5.625%	5/15/2008	70,000	73,751
U.S. Treasury Note	3.250%	8/15/2008	60,000	59,044
U.S. Treasury Note	3.125%	10/15/2008	128,000	125,260
U.S. Treasury Note	3.375%	12/15/2008	60,000	59,156
U.S. Treasury Note	3.875%	5/15/2009	75,000	75,117
U.S. Treasury Note	4.000%	6/15/2009	412,875	415,455
U.S. Treasury Note	3.625%	7/15/2009	226,000	224,129
U.S. Treasury Note	5.000%	2/15/2011	263,000	277,218
U.S. Treasury Note	6.000%	8/15/2009	202,000	219,075

				2,661,826

Agency Bonds and Notes (13.8%)
Federal Home Loan Bank*	5.375%	2/15/2006	20,000	20,282
Federal Home Loan Mortgage Corp.*	2.617%	5/3/2005	100,000	99,992
Federal Home Loan Mortgage Corp.*	2.987%	7/12/2005	170,000	168,997
Guaranteed Export Trust
(U.S. Government Guaranteed)	7.460%	12/15/2005 (1)	6,826	6,925
Overseas Private Investment Corp.
(U.S. Government Guaranteed)	5.926%	6/15/2005 (1)	2,250	2,256
Overseas Private Investment Corp.
(U.S. Government Guaranteed)	5.760%	6/15/2006 (1)	8,000	7,937
Overseas Private Investment Corp.
(U.S. Government Guaranteed)	5.100%	6/30/2007 (1)	10,286	10,433
Overseas Private Investment Corp.
(U.S. Government Guaranteed)	7.450%	12/15/2010 (1)	16,364	17,503
Private Export Funding Corp.
(U.S. Government Guaranteed)	5.530%	4/30/2006	25,000	25,443
Private Export Funding Corp.
(U.S. Government Guaranteed)	7.650%	5/15/2006	55,000	57,177
Private Export Funding Corp.
(U.S. Government Guaranteed)	3.400%	2/15/2008	45,000	44,291

				461,236

Mortgage-Backed Securities (0.4%)
Federal Home Loan Mortgage Corp.*	5.50%	4/1/2016-5/1/2016 (1)	1,806	1,854
Federal Home Loan Mortgage Corp.*	6.00%	8/1/2006 (1)	2,766	2,796
Federal Home Loan Mortgage Corp.*	7.00%	9/1/2015-1/1/2016 (1)	1,582	1,665
Federal National Mortgage Assn.*	6.00%	4/1/2006-9/1/2006 (1)	1,325	1,336
Federal National Mortgage Assn.*	7.00%	10/25/2005-3/1/2016(1)	4,114	4,333

				11,984

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $3,151,906)				3,135,046

TEMPORARY CASH INVESTMENT (5.4%)			Shares
Vanguard Yorktown Liquidity Fund, 2.801%**

(Cost $180,452)			180,451,679	180,452

TOTAL INVESTMENTS (99.0%)
(Cost $3,332,358)				3,315,498

OTHER ASSETS AND LIABILITIES-NET (1.0%)				34,454

NET ASSETS (100%)				$3,349,952

*The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line-of-credit) would require congressional action.
** Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
(1) The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
(2) Securities with a value of $2,028,000 have been segregated as initial margin for open futures contracts.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Yorktown Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At April 30, 2005, the cost of investment securities for tax purposes was $3,332,358,000. Net unrealized depreciation of investment securities for tax purposes was $16,860,000, consisting of unrealized gains of $4,112,000 on securities that had risen in value since their purchase and $20,972,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At April 30, 2005, the aggregate settlement value of open futures contracts expiring in June 2005, and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

5-Year U.S. Treasury Note	(2,935)	$318,310	($3,615)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At April 30, 2005, the cost of investment securities for tax purposes was $8,882,514,000. Net unrealized appreciation of investment securities for tax purposes was $68,092,000, consisting of unrealized gains of $222,262,000 on securities that had risen in value since their purchase and $154,170,000 in unrealized losses on securities that had fallen in value since their purchase.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At April 30, 2005, the cost of investment securities for tax purposes was $8,882,514,000. Net unrealized appreciation of investment securities for tax purposes was $68,092,000, consisting of unrealized gains of $222,262,000 on securities that had risen in value since their purchase and $154,170,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	June 14, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	June 14, 2005

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	June 14, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.